Annual Total Returns - Freedom Lifetime Income I Portfolio [BarChart] - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-12 - Freedom Lifetime Income I Portfolio - VIP Freedom Lifetime Income I Portfolio-Investor VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	10.42%
Annual Return 2013	9.96%
Annual Return 2014	4.68%
Annual Return 2015	(0.35%)
Annual Return 2016	5.05%
Annual Return 2017	7.62%
Annual Return 2018	(2.58%)
Annual Return 2019	12.28%
Annual Return 2020	10.44%
Annual Return 2021	3.26%